Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Equity ETF Trust I
Entity Central Index Key	0002034928
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group U.S. Large Growth ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Large Growth ETF
Class Name	Capital Group U.S. Large Growth ETF
Trading Symbol	CGGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Large Growth ETF (the "fund") for the period from June 24, 2025, commencement of operations, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGG	$ 39 *	0.39% †
*
Based on operations for the period from June 24, 2025 to May 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 15.90% on a net asset value (NAV) basis and 15.97% on a market price basis for the period from
June 24, 2025 to May 31, 2026. These results compare with a 24.07% gain for the Russell 1000 Growth Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, driven by surging artificial intelligence (AI) investment and robust corporate earnings. Large-cap growth stocks led the gains, with mega-cap technology companies among the top contributors to the market. Energy stocks advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Within the fund, most sectors contributed, with information technology being most additive. Communication services, industrials and consumer discretionary were also positive. The health care and consumer staples sectors also posted double-digit gains in the portfolio but had a less meaningful impact on results due to lower exposures in the portfolio.
Conversely, the financials sector posted negative returns during the period. Real estate and utilities also declined during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group U.S. Large Growth ETF (at NAV) 2	15.90%
Russell 1000 Index 3	24.88%
Russell 1000 Growth Index 3	24.07%
1
The fund began investment operations on June 24, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 82,448,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 196,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 82,448
Total number of portfolio holdings	40
Total advisory fees paid (in thousands)	$ 196
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Group U.S. Large Value ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Large Value ETF
Class Name	Capital Group U.S. Large Value ETF
Trading Symbol	CGVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Large Value ETF (the "fund") for the period from June 24, 2025, commencement of operations, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGVV	$ 34 *	0.33% †
*
Based on operations for the period from June 24, 2025 to May 31, 2026. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.33%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 19.76% on a net asset value (NAV) basis and market price basis for the period from June 24, 2025 to
May 31, 2026. These results compare with a 25.42% gain for the Russell 1000 Value Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fund’s fiscal year, driven by surging artificial intelligence investment and robust corporate earnings. Large-cap stocks led the gains, with mega-cap technology companies at the forefront. Energy equities advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Most sectors contributed to the portfolio, with information technology particularly additive. Holdings in energy, consumer discretionary and industrials were also positive. The communication services sector posted double-digit gains but had a less meaningful impact on portfolio results due to an average exposure in the fund.
Conversely, holdings in financials, healthcare and real estate detracted during the period. Returns from materials and consumer staples sectors, though positive, were lower than the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group U.S. Large Value ETF (at NAV) 2	19.76%
Russell 1000 Index 3	24.88%
Russell 1000 Value Index 3	25.42%
1
The fund began investment operations on June 24, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 137,424,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 206,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 137,424
Total number of portfolio holdings	64
Total advisory fees paid (in thousands)	$ 206
Portfolio turnover rate	55%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Group U.S. Small and Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Small and Mid Cap ETF
Class Name	Capital Group U.S. Small and Mid Cap ETF
Trading Symbol	CGMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 24.43% on a net asset value (NAV) basis and 24.51% on a market price basis for the year ended
May 31, 2026. These results compare with a 37.96% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, driven by surging artificial intelligence investment and robust corporate earnings. Energy equities advanced later in the period, reflecting higher oil prices amid escalating Middle East tensions. The U.S. economy remained resilient, underpinned by higher consumer spending. However, a softening labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts.
Within the fund, most sectors contributed to the portfolio’s return, with industrials and information technology being particularly additive. Returns from health care, consumer staples and energy sectors were also positive.
Conversely, results from the financials and real estate sectors lagged. Likewise, holdings in communication services detracted from the fund’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group U.S. Small and Mid Cap ETF (at NAV) 2	24.43%	17.83%
Russell 3000 Index 3	29.45%	21.55%
Russell 2500 Index 3	37.96%	22.23%
Russell Midcap Index 3	22.37%	15.93%
1
The fund began investment operations on January 14, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Jan. 14, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,803,000,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,803
Total number of portfolio holdings	114
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from June 24, 2025 to May 31, 2026. Expenses for the full year would be higher.
[2]	Annualized.